Loans and Advances (Tables)	6 Months Ended
Sep. 30, 2024
Text Block1 [Abstract]
Summary of Loans and Advances
The following tables present loans and advances at September 30, 2024 and March 31, 2024.

	At September 30, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥115,797,064	¥3,203,049	¥1,254,796	¥120,254,909

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(492,828)
Less: Allowance for loan losses	(229,767)	(235,136)	(516,751)	(981,654)

Carrying amount				¥118,780,427

	At March 31, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥118,405,545	¥3,442,131	¥1,338,444	¥123,186,120

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(490,655)
Less: Allowance for loan losses	(196,325)	(257,542)	(525,133)	(979,000)

Carrying amount				¥121,716,465

Reconciliation of Allowance for Loan Losses
Reconciliation of allowance for loan losses is as follows:

	At September 30, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2024	¥196,325	¥257,542	¥525,133	¥979,000
Net transfers between stages	(4,967)	(8,002)	12,969	—
Provision (credit) for loan losses	38,391	(11,067)	86,870	114,194
Charge-offs (1)	—	—	110,103	110,103
Recoveries	—	—	10,438	10,438

Net charge-offs	—	—	99,665	99,665
Others (2)	18	(3,337)	(8,556)	(11,875)

Balance at September 30, 2024	¥229,767	¥235,136	¥516,751	¥981,654

	At September 30, 2023
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2023	¥187,455	¥240,494	¥436,165	¥864,114
Net transfers between stages	(1,301)	(9,373)	10,674	—
Provision for loan losses	12,665	18,250	99,068	129,983
Charge-offs (1)	—	—	91,512	91,512
Recoveries	—	—	8,049	8,049

Net charge-offs	—	—	83,463	83,463

Others (2)	7,235	8,117	23,645	38,997

Balance at September 30, 2023	¥206,054	¥257,488	¥486,089	¥949,631

(1)	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2024 and 2023.

Summary of key factors of the macroeconomic scenarios on the economic conditions
The
following table shows the growth rates of the Japanese, U.S., European Monetary Union (“EMU”) and Asia-Pacific gross domestic products (“GDPs”) and the Japanese short-term
interest rate, which are key factors of the macroeconomic scenarios.

	For the fiscal year ending March 31,
As at September 30, 2024:	2025	2026

Upside	(%)
Japanese GDP (Nominal)	6.5	2.1
U.S. GDP (Real)	5.1	0.7
EMU GDP (Real)	3.4	2.1
Asia-Pacific GDP (Real)	7.4	3.6
Japanese short-term interest rate	0.2	0.2

Base
Japanese GDP (Nominal)	3.7	3.0
U.S. GDP (Real)	2.3	1.7
EMU GDP (Real)	0.6	1.3
Asia-Pacific GDP (Real)	4.6	4.5
Japanese short-term interest rate	0.2	0.2

Downside
Japanese GDP (Nominal)	3.6	3.1
U.S. GDP (Real)	(1.1)	4.7
EMU GDP (Real)	(1.3)	1.8
Asia-Pacific GDP (Real)	2.1	4.8
Japanese short-term interest rate	0.2	0.2

Severe downside
Japanese GDP (Nominal)	2.1	4.1
U.S. GDP (Real)	(2.5)	5.5
EMU GDP (Real)	(1.9)	1.3
Asia-Pacific GDP (Real)	1.1	5.2
Japanese short-term interest rate	0.2	0.2

Summary of probability weightings of each scenario the group estimates	The following table shows the probability weightings of each scenario the Group estimates.

	Upside	Base	Downside	Severe downside
	(%)
As at September 30, 2024:
Scenario probability weighting	20	60	13	7